Finance Receivables And Loans, Net (Schedule Of Sales Of Financing Receivables And Loans) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	$ 65	$ 2,096
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	0	1,960
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	0	40
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sales	$ 65	$ 96